CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2017
Convertible Notes [Member]
Debt Disclosure [Text Block]
5.  CONVERTIBLE NOTES

During the year ended December 31, 2017, the Company issued $609,826 [2016 – 400,357] of convertible promissory notes under the convertible promissory note agreement with existing shareholders entered into on November 14, 2016.  The convertible promissory note agreement with existing shareholders of the Company, allows for proceeds up to $1,500,000.  The convertible promissory notes are convertible into the number of securities sold in the qualified offering equal to the aggregate amount of the principal and accrued and unpaid interest then outstanding under such note divided by the lower of (i) 80% of the price per equity security sold to investors in the qualified offering, and (ii) the quotient of $5,500,000 and the number of common shares outstanding immediately prior to the closing of a qualified offering.  Holders of the convertible promissory note shall receive warrant to purchase the number of common shares of the Company equal to the aggregate consideration funded by each lender prior to the qualified offering divided by the conversion price. Common Stock Purchase Warrants shall have a strike price of 120% of the conversion price.

During the year ended December 31, 2016, the Company received proceeds on convertible notes of $466,000. The convertible notes bear interest at a rate of 4% per annum and have maturity dates from July 7, 2017 to November 16, 2018. Interest is to be accrued January 1 and July 1 commencing January 1, 2016. The holders, at their option, may elect to receive interest in cash, common shares or a combination thereof. The notes are convertible into common shares of the Company at the option of the holder at a conversion price of $0.0409 per share being equal to 11,947,403 common shares. Under the terms of the convertible note, the Company was required to have a “Go Public Event”. Under the provisions of the convertible note, the Go Public Event required the Company’s common shares to be listed for trading or quoted on a Trading Market. This event took place on February 7, 2017 when the shares of the Company began trading on the OTCQB.

In connection with the purchase of convertible notes, holders of the convertible note were issued 9,529,643 Common Stock Purchase Warrants.

The convertible notes are secured by a general security agreement on the Company’s assets. On February 2, 2017, the notes were converted and the warrants were exercised under the cashless exercise provision resulting in the issuance of 26,914,315 common shares effective as of that date.